Offerings - Offering: 1	May 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	3,823,328
Proposed Maximum Offering Price per Unit	26.71
Maximum Aggregate Offering Price	$ 102,121,091.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,102.93
Offering Note	Pursuant to Rule 416(a) of the Securities Act there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) and Rule 457(c) of the Securities Act, on the basis of the average of the high ($27.61) and low ($25.80) sales prices of the Common Stock as reported on the Nasdaq Stock Market on May 8, 2026, which date is within five business days prior to filing this Registration Statement.